Financial Risk Management - Additional Information (Details)	12 Months Ended
Feb. 28, 2021 USD ($)
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Acquisitions of intangible asset made, offset with trade balances of external customers who also trade on platform	$ 730,000
Trade receivable balances settled by other external parties	$ 1,692,473
Strengthening of United States Dollars
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Currency rate description	A 5% strengthening of United States dollars
Weakening of United States dollars
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Currency rate description	A 5% weakening of United States dollars